Fair Value Measurements - Reconciliation of Net Liabilities Classified as Level 3 (Detail) - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ (9)	$ (8)
Additions		(2)
Reductions	7
Payments	$ 2	1
Ending balance		$ (9)